Leases Payable - Summary of Maturity of long-term lease payments (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	R$ 13,972,622
Interest	(7,332,693)
Non-current	6,639,929
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	1,501,799
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	1,414,630
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	1,307,923
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	1,253,069
2025 to 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	4,882,027
2030 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
lease liabilities	R$ 3,613,174